Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Mar. 31, 2024	Dec. 31, 2023
Preferred stock coversion ratio	0.1789
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock coversion ratio		0.1789
Preferred Stock Series A [Member]
Preferred stock coversion ratio	1.188
Preferred Stock Series A [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock coversion ratio		1.188
Preferred Stock Series A-1
Preferred stock coversion ratio	1.132
Preferred Stock Series A-1 | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock coversion ratio		1.132
Preferred Series B [Member]
Preferred stock coversion ratio	1.191
Preferred Series B [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Preferred stock coversion ratio		1.191